LONG-TERM DEBT, NET (Philippine Notes) - Additional Information (Detail) $ in Thousands, ₱ in Billions				12 Months Ended
	Oct. 09, 2017 USD ($)	Oct. 09, 2017 PHP (₱)	Jan. 24, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 24, 2014 PHP (₱)
Long-Term Debt [Line Items]
Repayments of long-term debt				$ 896,276	$ 124,286	$ 70,205
Loss on extinguishment of debt				$ 49,337	$ 17,435	$ 481
Philippine Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Philippine Notes, face amount			$ 336,825				₱ 15.0
Purchase price as percentage of principal			100.00%
Interest rate per annum			5.00%				5.00%
Maturity date				Jan. 24, 2019
Redemption price percentage prior to January 24, 2015			100.00%
Repayments of long-term debt	$ 144,790	₱ 7.5
Loss on extinguishment of debt				$ 939